Cover Page	Jul. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	41 Farnsworth Street,
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.06 per share
Trading Symbol	GE
Security Exchange Name	NYSE